PREPAIDS	12 Months Ended
Dec. 31, 2025
Prepaid Expense, Current [Abstract]
PREPAIDS [Text Block]

3. PREPAIDS

Prepaids consist of the following amounts:

	December 31, 2025	December 31, 2024
Prepaid insurance	$43,865	$24,657
Prepaid permit fees	-	71,286
Prepaid marketing	103,534	-
Legal advances	68,715	73,455
Other	538	17,596
	$216,652	$186,994